Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 47	$ 1,575	$ 6,665
Other receivable	2	3	3
Marketable securities	156	286	132
Prepaid and other	4	28	47
Total current assets	209	1,892	6,847
Non-Current Assets
Exploration and evaluation assets	32,533	31,295	27,597
Reclamation bonds	62	60	70
Total noncurrent assets	32,595	31,355	27,667
Total Assets	32,804	33,247	34,514
Current liabilities:
Accounts payable and accrued liabilities	365	130	111
Loan payable	305	571	540
Related party loan payable	210	0	0
Convertible notes	0	0	540
Total current liabilities	880	701	1,191
Non-current liability
Convertible notes	721	0	0
Derivative liabilities	572	587	938
Total non-current liabilities	1,293	587	938
Total Liabilities	2,173	1,288	2,129
Shareholders' Equity
Share capital	100,729	100,729	100,051
Share-based payment reserve	18,820	18,729	18,560
Deficit	(88,918)	(87,499)	(86,226)
Shareholders' Equity	30,631	31,959	32,385
Total Liabilities and Shareholders' Equity	$ 32,804	$ 33,247	$ 34,514